Note Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Note Payable/ Notes Payable- Related Party [Abstract]
Schedule of note payable
2016	2015	Note payable for the acquisition of 4300 kegs with the monthly principal payment amount due of $6,267	$163,092	$181,892

	2015	2014
Note payable for the acquisition of certain tangible and intangible assets of Pig's Eye Brewery with monthly obligations of $7,941 from September 15, 2013 through January 15, 2015. The balance of the note was paid in the quarter ended June 30, 2015.	$-	$7,941
Note payable for the acquisition of 4300 kegs with the monthly principal obligation of $6,267	$181,892	$-